                   MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                              May 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Morgan Stanley Tax-Exempt Securities Trust
     File Number - 2-66268
     Rule 497(j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April
28, 2005.

                                                Very truly yours,
                                                /s/ Rita Rubin
                                                    ----------
                                                Rita Rubin
                                                Assistant Secretary

cc:  Amy R. Doberman, Esq.